Note 3 - Segments	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

3. SEGMENTS

The Company has one reportable segment. Its ICs are primarily manufactured using common manufacturing facilities located in the same domestic geographic area. The method for determining what information to report is based on management’s use of financial information for the purposes of assessing performance and making operating decisions. All operating expenses and assets of the Company are combined and reviewed by the chief operating decision maker on an enterprise-wide basis, resulting in no additional discrete financial information or operating segment information. The Company’s business units share similar long term business models, research and development expenses and selling and administrative expenses. The Company has concluded at December 31, 2014 that it has only one reportable segment. The Company will re-assess its conclusions at least annually.

The Company classifies its revenues based upon the end application of the product in which its ICs are used. Net sales by end application are regularly reviewed by the chief operating decision maker and are as follows:

	Year Ended December 31,
	2014	2013	2012
Infrastructure	$39,161	$36,199	$34,584
Mobile	47,121	98,043	78,059
Total	$86,282	$134,242	$112,643

The Company sells to five geographic regions: Asia, Europe, Latin America, USA and Other. The geographic region is determined by the destination of the shipped product. Net sales to each of the five geographic regions are as follows:

	Year Ended December 31,
	2014	2013	2012
Asia	$77,954	$125,027	$92,652
Europe	1,458	1,680	3,881
Latin America	5,128	5,669	9,101
USA	1,742	1,865	6,601
Other	-	1	408
Total	$86,282	$134,242	$112,643